Fair Value Measurements (Details) - Schedule of Changes in the Fair Value of Level 3 Warrant Liabilities - Fair Value, Inputs, Level 3 [Member] - Fair Value, Recurring [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,372,500
Initial measurement on March 4, 2021		7,590,000
Change in fair value	(4,332,500)	(3,217,500)
Transfers to Level 1
Ending balance	40,000	4,372,500
Public [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial measurement on March 4, 2021		13,081,250
Change in fair value		(1,581,250)
Transfers to Level 1		(11,500,000)
Ending balance
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,372,500
Initial measurement on March 4, 2021		20,671,250
Change in fair value		(4,798,750)
Transfers to Level 1		(11,500,000)
Ending balance		$ 4,372,500